Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions

The following summarizes the Company’s interest rate swap positions as at December 31, 2014:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 6M	200,000	(6,160)	1.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(12,065)	2.8	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2014 ranged from 0.3% to 1.0%.